Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases (Details) [Line Items]
Interest expenses for capital lease	$ 41,110	$ 144,198	$ 137,404
Rental expenses	$ 103,733	$ 103,675	$ 38,350
Minimum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	3.40%	3.40%	5.70%
Maximum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	17.00%	11.10%	12.50%